Business combinations - Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	Nov. 01, 2023	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Disclosure of detailed information about business combination [line items]
Goodwill		$ 72.0	$ 70.8	$ 63.9
Paola Confectii
Disclosure of detailed information about business combination [line items]
Total purchase consideration	$ 15.9
Goodwill	8.3
Contingent liabilities recognised in business combination		$ 13.7
Contingent liabilities recognised in business combination, period		2 years
Acquisition-related costs		$ 0.8
Paola Confectii | Customer list
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 3.5
Useful life measured as period of time, intangible assets other than goodwill	4 years
Paola Confectii | Brand name
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 1.0